Guarantor and Non-Guarantor Supplemental Financial Information (Tables) - Orbitz	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Income Statement
Condensed Consolidated Statement of Operations
Six months ended June 30, 2015
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Net revenue	$365,089	$94,713	$—	$459,802
Cost and expenses:
Cost of revenue	102,389	33,991	—	136,380
Selling, general and administrative	102,262	40,949	—	143,211
Marketing	111,836	46,409	—	158,245
Depreciation and amortization	27,489	989	—	28,478
Total operating expenses	343,976	122,338	—	466,314
Operating income / (loss)	21,113	(27,625)	—	(6,512)
Other expense:
Net interest expense	(13,926)	(1,951)	—	(15,877)
Total other expense	(13,926)	(1,951)	—	(15,877)
Income / (loss) before income taxes	7,187	(29,576)	—	(22,389)
Provision / (benefit) for income taxes	2,763	38	—	2,801
Equity in losses of consolidated subsidiaries	(29,614)	—	29,614	—
Net income (loss)	$(25,190)	$(29,614)	$29,614	$(25,190)

Comprehensive income (loss) attributable to Orbitz Worldwide, Inc.	$(22,111)	$(26,535)	$26,535	$(22,111)
Condensed Consolidated Statement of Operations
Six months ended June 30, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Net revenue	$338,829	$119,479	$—	$458,308
Cost and expenses:
Cost of revenue	69,118	21,265	—	90,383
Selling, general and administrative	91,867	46,393	—	138,260
Marketing	106,115	60,267	—	166,382
Depreciation and amortization	27,719	1,161	—	28,880
Total operating expenses	294,819	129,086	—	423,905
Operating income / (loss)	44,010	(9,607)	—	34,403
Other expense
Net interest expense	(13,847)	(4,325)	—	(18,172)
Other expense	(2,236)	—	—	(2,236)
Total other expense	(16,083)	(4,325)	—	(20,408)
Income / (loss) before income taxes	27,927	(13,932)	—	13,995
Provision / (benefit) for income taxes	13,036	12	—	13,048
Equity in losses of consolidated subsidiaries	(13,944)	—	13,944	—
Net income (loss)	$947	$(13,944)	$13,944	$947

Comprehensive income (loss) attributable to Orbitz Worldwide, Inc.	$(7,846)	$(22,737)	$22,737	$(7,846)

Condensed Consolidated Statement of Operations
Year ended December 31, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Net revenue	$696,621	$235,386	$—	$932,007
Cost and expenses:
Cost of revenue	141,449	38,325	—	179,774
Selling, general and administrative	182,987	95,215	—	278,202
Marketing	218,628	115,844	—	334,472
Depreciation and amortization	55,357	2,192	—	57,549
Total operating expenses	598,421	251,576	—	849,997
Operating income / (loss)	98,200	(16,190)	—	82,010
Other expense:
Net interest expense	(28,902)	(6,310)	—	(35,212)
Other expense	(2,237)	—	—	(2,237)
Total other expense	(31,139)	(6,310)	—	(37,449)
Income / (loss) before income taxes	67,061	(22,500)	—	44,561
Provision / (benefit) for income taxes	23,170	4,111	—	27,281
Equity in losses of consolidated subsidiaries	(26,611)	—	26,611	—
Net income (loss)	$17,280	$(26,611)	$26,611	$17,280

Comprehensive income (loss) attributable to Orbitz Worldwide, Inc.	$23,930	$(19,961)	$19,961	$23,930

Balance Sheet
Condensed Consolidating Balance Sheet
June 30, 2015
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$214,340	$90,458	$—	$304,798
Accounts receivable, net	118,216	43,124	—	161,340
Prepaid expenses	8,720	2,086	—	10,806
Other current assets	32,920	1,347	(175)	34,092
Total current assets	374,196	137,015	(175)	511,036
Property and equipment, net	105,495	4,640	—	110,135
Goodwill	351,098	—	—	351,098
Trademarks and trade names	83,065	6,697	—	89,762
Other intangible assets, net	1,144	—	—	1,144
Intercompany receivable, non-current	36,749	—	(36,749)	—
Deferred income taxes, non-current	131,474	3,621	—	135,095
Restricted cash	65,206	27,338	—	92,544
Investment in subsidiaries	40,319	—	(40,319)	—
Other non-current assets	11,927	526	—	12,453
Total Assets	$1,200,673	$179,837	$(77,243)	$1,303,267
Liabilities and Shareholders' Equity
Current liabilities:
Accounts payable	$15,919	$4,318	$—	$20,237
Accrued merchant payable	457,541	46,844	—	504,385
Accrued expenses	132,006	33,602	—	165,608
Deferred income	39,939	17,395	—	57,334
Term loan, current	24,100	—	—	24,100
Other current liabilities	6,145	—	(175)	5,970
Total current liabilities	675,650	102,159	(175)	777,634
Term loan, non-current	405,499	—	—	405,499
Intercompany liabilities, non-current	—	36,749	(36,749)	—
Tax sharing liability	55,415	—	—	55,415
Other non-current liabilities	14,123	610	—	14,733
Total Liabilities	1,150,687	139,518	(36,924)	1,253,281
Total Shareholders' Equity	49,986	40,319	(40,319)	49,986
Total Liabilities and Shareholders' Equity	$1,200,673	$179,837	$(77,243)	$1,303,267

Condensed Consolidating Balance Sheet
December 31, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$87,889	$100,593	$—	$188,482
Accounts receivable, net	81,463	35,977	—	117,440
Prepaid expenses	7,120	2,919	—	10,039
Due from Travelport, net	13,490	2,021	—	15,511
Other current assets	15,940	1,620	—	17,560
Total current assets	205,902	143,130	—	349,032
Property and equipment, net	106,816	5,016	—	111,832
Goodwill	351,098	—	—	351,098
Trademarks and trade names	83,065	6,825	—	89,890
Other intangible assets, net	1,300	—	—	1,300
Intercompany receivable, non-current	168,178	—	(168,178)	—
Deferred income taxes, non-current	132,220	3,587	—	135,807
Restricted cash	69,246	28,564	—	97,810
Other non-current assets	38,235	965	—	39,200
Total Assets	$1,156,060	$188,087	$(168,178)	$1,175,969

Liabilities and Shareholders' Equity
Current liabilities:
Accounts payable	$11,606	$2,348	$—	$13,954
Accrued merchant payable	331,120	34,942	—	366,062
Accrued expenses	130,024	28,730	—	158,754
Deferred income	28,841	11,975	—	40,816
Term loan, current	25,871	—	—	25,871
Other current liabilities	799	745	—	1,544
Total current liabilities	528,261	78,740	—	607,001
Term loan, non-current	421,879	—	—	421,879
Intercompany liabilities, non-current	—	168,178	(168,178)	—
Commitment to fund	59,463	—	(59,463)	—
Tax sharing liability	61,289	—	—	61,289
Other non-current liabilities	14,070	632	—	14,702
Total Liabilities	1,084,962	247,550	(227,641)	1,104,871
Total Shareholders' Equity	71,098	(59,463)	59,463	71,098
Total Liabilities and Shareholders' Equity	$1,156,060	$188,087	$(168,178)	$1,175,969

Cash Flow Statement
Condensed Consolidated Statement of Cash Flows
Six months ended June 30, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Operating activities:
Net cash provided by (used in) operating activities	$208,217	$(2,093)	$—	$206,124
Investing activities:
Property and equipment additions	(20,594)	(574)	—	(21,168)
Acquisitions, net of cash acquired	(10,000)	—	—	(10,000)
Changes in restricted cash	(15,828)	(1,920)	—	(17,748)
Contributions from (distributions to) related party, net	(52,356)	—	52,356
Net cash provided by (used in) investing activities	(98,778)	(2,494)	52,356	(48,916)
Financing activities:
Payments on and retirements of term loans	(443,250)	—	—	(443,250)
Issuance of long-term debt, net of issuance costs	443,256	—	—	443,256
Employee tax withholdings related to net share
settlements of equity-based awards	(6,747)	—	—	(6,747)
Proceeds from exercise of employee stock options	143	—	—	143
Payments on tax sharing liability	(4,616)	—	—	(4,616)
Contributions from (distributions to) related party, net	—	52,356	(52,356)	—
Net cash provided by (used in) financing activities	(11,214)	52,356	(52,356)	(11,214)
Effects of changes in exchange rates on cash and cash equivalents	—	1,288	—	1,288
Net increase in cash and cash equivalents	98,225	49,057	—	147,282
Cash and cash equivalents at beginning of period	53,627	63,758	—	117,385
Cash and cash equivalents at end of period	$151,852	$112,815	$—	$264,667
Condensed Consolidated Statement of Cash Flows
Six months ended June 30, 2015
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Operating activities:
Net cash provided by operating activities	$116,046	$58,650	$—	$174,696
Investing activities:
Property and equipment additions	(28,522)	(790)	—	(29,312)
Changes in restricted cash	4,040	1,076	—	5,116
Contributions from (distributions to) related party, net	68,271	—	(68,271)	—
Net cash provided by used in (provided by) investing activities	43,789	286	(68,271)	(24,196)
Financing activities:
Payments on and retirements of term loans	(18,151)	—	—	(18,151)
Employee tax withholdings related to net share
settlements of equity-based awards	(8,452)	—	—	(8,452)
Proceeds from exercise of employee stock options	2,140	—	—	2,140
Payments on tax sharing liability	(8,921)	—	—	(8,921)
Contributions from (distributions to) related party, net	—	(68,271)	68,271	—
Net cash provided by used in (provided by) financing activities	(33,384)	(68,271)	68,271	(33,384)
Effects of changes in exchange rates on cash and cash equivalents	—	(800)	—	(800)
Net increase (decrease) in cash and cash equivalents	126,451	(10,135)	—	116,316
Cash and cash equivalents at beginning of period	87,889	100,593	—	188,482
Cash and cash equivalents at end of period	$214,340	$90,458	$—	$304,798

Condensed Consolidated Statement of Cash Flows
Year ended December 31, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Operating activities:
Net cash provided by (used in) operating activities	$162,976	$(13,477)	$—	$149,499
Investing activities:
Property and equipment additions	(48,297)	(2,834)	—	(51,131)
Acquisitions, net of cash acquired	(10,000)	—	—	(10,000)
Changes in restricted cash	2,140	15,204	—	17,344
Contributions from (distributions to) related party, net	(49,188)	—	49,188	—
Net cash used in (provided by) investing activities	(105,345)	12,370	49,188	(43,787)
Financing activities:
Payments on and retirements of term loans	(445,500)	—	—	(445,500)
Issuance of long-term debt, net of issuance costs	443,256	—	—	443,256
Employee tax withholdings related to net share
settlements of equity-based awards	(7,217)	—	—	(7,217)
Proceeds from exercise of employee stock options	467	—	—	467
Payments on tax sharing liability	(14,375)	—	—	(14,375)
Contributions from (distributions to) related party, net	—	49,188	(49,188)	—
Net cash used in (provided by) financing activities	(23,369)	49,188	(49,188)	(23,369)
Effects of changes in exchange rates on cash and cash equivalents	—	(11,246)	—	(11,246)
Net increase in cash and cash equivalents	34,262	36,835	—	71,097
Cash and cash equivalents at beginning of period	53,627	63,758	—	117,385
Cash and cash equivalents at end of period	$87,889	$100,593	$—	$188,482